Shareholder Report, Average Annual Return (Details)		12 Months Ended	50 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	80 Months Ended	91 Months Ended	92 Months Ended	107 Months Ended	120 Months Ended
		Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000060263 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Cap Growth Fund (Class A/PSGAX) at POP
Average Annual Return, Percent	[1],[2]	(20.82%)				(2.61%)					11.84%
C000060269 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Cap Core Fund (Class A/PKSAX) at POP
Average Annual Return, Percent	[3],[4]	(8.11%)				11.26%					15.17%
C000060273 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR Capital Growth Fund (Class A/PSTAX) at POP
Average Annual Return, Percent	[5],[6]	5.16%				6.81%					13.26%
C000060285 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR Equity Income Fund (Class A/PDIAX) at POP
Average Annual Return, Percent	[7],[8]	3.42%				8.35%					9.73%
C000060291 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Tactical Allocation Fund (Class A/NAINX) at POP
Average Annual Return, Percent	[9],[10]	1.15%				3.83%					7.81%
C000060294 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR Mid-Cap Growth Fund (Class A/PHSKX) at POP
Average Annual Return, Percent	[11],[12]	(5.28%)				(0.16%)					12.23%
C000060297 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR Mid-Cap Growth Fund (Class I/PICMX) at NAV
Average Annual Return, Percent	[13]	0.48%				1.21%					13.12%
C000060298 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Cap Value Fund (Class A/PQSAX) at POP
Average Annual Return, Percent	[14],[15]	(6.33%)				6.04%					8.47%
C000077895 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR Mid-Cap Core Fund (Class A/VMACX) at POP
Average Annual Return, Percent	[16],[17]	(6.52%)				8.11%					11.24%
C000199118 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Mid Cap Core Fund (Class A/VKSAX) at POP
Average Annual Return, Percent	[18],[19]	(8.38%)				5.90%		9.21%
C000209770 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus SGA Global Growth Fund (Class A/SGAAX) at POP
Average Annual Return, Percent	[20],[21]	(3.27%)				3.86%					10.59%
C000223339 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Mid Cap Growth Fund (Class A/VAKSX) at POP
Average Annual Return, Percent	[22],[23]	(6.53%)		0.69%
C000229070 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Mid Cap Value Fund (Class A/VKSDX) at POP
Average Annual Return, Percent	[24],[25]	(7.95%)	(0.44%)
Without Sales Load [Member] | C000199780 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Cap Growth Fund (Class R6/VRSGX) at NAV
Average Annual Return, Percent	[26]	(15.91%)				(1.15%)			6.80%
Without Sales Load [Member] | C000060265 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Cap Growth Fund (Class I/PXSGX) at NAV
Average Annual Return, Percent	[27]	(15.98%)				(1.24%)					12.77%
Without Sales Load [Member] | C000060264 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Cap Growth Fund (Class C/PSGCX) at NAVand with CDSC
Average Annual Return, Percent	[28],[29]	(16.81%)				(2.21%)					11.66%
Without Sales Load [Member] | C000060263 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Cap Growth Fund (Class A/PSGAX) at NAV
Average Annual Return, Percent	[30]	(16.21%)				(1.50%)					12.48%
Without Sales Load [Member] | C000060269 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Cap Core Fund (Class A/PKSAX) at NAV
Average Annual Return, Percent	[31]	(2.76%)				12.53%					15.82%
Without Sales Load [Member] | C000060271 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Cap Core Fund (Class C/PKSCX) at NAV and with CDSC
Average Annual Return, Percent	[32],[33]	(3.44%)				11.72%					14.98%
Without Sales Load [Member] | C000060272 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Cap Core Fund (Class I/PKSFX) at NAV
Average Annual Return, Percent	[34]	(2.48%)				12.84%					16.13%
Without Sales Load [Member] | C000148845 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Cap Core Fund (Class R6/VSCRX) at NAV
Average Annual Return, Percent	[35]	(2.41%)				12.93%					16.23%
Without Sales Load [Member] | C000199781 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR Capital Growth Fund (Class R6/VCGRX) at NAV
Average Annual Return, Percent	[36]	11.85%				8.53%			11.84%
Without Sales Load [Member] | C000060276 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR Capital Growth Fund (Class I/PLXGX) at NAV
Average Annual Return, Percent	[37]	11.58%				8.25%					14.10%
Without Sales Load [Member] | C000060275 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR Capital Growth Fund (Class C/SSTFX) at NAVand with CDSC
Average Annual Return, Percent	[38],[39]	10.44%				7.15%					13.00%
Without Sales Load [Member] | C000060273 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR Capital Growth Fund (Class A/PSTAX) at NAV
Average Annual Return, Percent	[40]	11.28%				8.02%					13.91%
Without Sales Load [Member] | C000060285 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR Equity Income Fund (Class A/PDIAX) at NAV
Average Annual Return, Percent	[41]	9.43%				9.59%					10.35%
Without Sales Load [Member] | C000060287 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR Equity Income Fund (Class C/PGICX) at NAVand with CDSC
Average Annual Return, Percent	[42],[43]	8.66%				8.77%					9.53%
Without Sales Load [Member] | C000060288 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR Equity Income Fund (Class I/PXIIX) at NAV
Average Annual Return, Percent	[44]	9.78%				9.87%					10.63%
Without Sales Load [Member] | C000199782 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR Equity Income Fund (Class R6/VECRX) at NAV
Average Annual Return, Percent	[45]	9.83%				9.91%			8.22%
Without Sales Load [Member] | C000224195 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Tactical Allocation Fund (Class R6/VTARX) at NAV
Average Annual Return, Percent	[46]	7.41%			4.76%
Without Sales Load [Member] | C000211088 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Tactical Allocation Fund (Class I/VTAIX) at NAV
Average Annual Return, Percent	[47]	7.22%				5.24%	9.73%
Without Sales Load [Member] | C000060293 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Tactical Allocation Fund (Class C/POICX) at NAVand with CDSC
Average Annual Return, Percent	[48],[49]	6.23%				4.22%					7.59%
Without Sales Load [Member] | C000060291 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Tactical Allocation Fund (Class A/NAINX) at NAV
Average Annual Return, Percent	[50]	7.04%				5.01%					8.42%
Without Sales Load [Member] | C000060294 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR Mid-Cap Growth Fund (Class A/PHSKX) at NAV
Average Annual Return, Percent	[51]	0.23%				0.98%					12.87%
Without Sales Load [Member] | C000060296 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR Mid-Cap Growth Fund (Class C/PSKCX) at NAV and with CDSC
Average Annual Return, Percent	[52],[53]	(0.53%)				0.19%					12.00%
Without Sales Load [Member] | C000199783 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR Mid-Cap Growth Fund (Class R6/VRMGX) at NAV
Average Annual Return, Percent	[54]	0.68%				1.41%			10.15%
Without Sales Load [Member] | C000176670 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Cap Value Fund (Class R6/VQSRX) at NAV
Average Annual Return, Percent	[55]	(0.58%)				7.58%				9.12%
Without Sales Load [Member] | C000060300 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Cap Value Fund (Class I/PXQSX) at NAV
Average Annual Return, Percent	[56]	(0.67%)				7.51%					9.36%
Without Sales Load [Member] | C000060299 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Cap Value Fund (Class C/PQSCX) at NAVand with CDSC
Average Annual Return, Percent	[57],[58]	(1.66%)				6.43%					8.27%
Without Sales Load [Member] | C000060298 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Cap Value Fund (Class A/PQSAX) at NAV
Average Annual Return, Percent	[59]	(0.88%)				7.24%					9.09%
Without Sales Load [Member] | C000077895 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR Mid-Cap Core Fund (Class A/VMACX) at NAV
Average Annual Return, Percent	[60]	(1.08%)				9.34%					11.87%
Without Sales Load [Member] | C000077896 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR Mid-Cap Core Fund (Class C/VMCCX) at NAVand with CDSC
Average Annual Return, Percent	[61],[62]	(1.82%)				8.52%					11.04%
Without Sales Load [Member] | C000077897 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR Mid-Cap Core Fund (Class I/VIMCX) at NAV
Average Annual Return, Percent	[63]	(0.84%)				9.61%					12.15%
Without Sales Load [Member] | C000199784 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR Mid-Cap Core Fund (Class R6/VRMCX) at NAV
Average Annual Return, Percent	[64]	(0.75%)				9.70%			9.49%
Without Sales Load [Member] | C000199121 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Mid Cap Core Fund (Class R6/VKSRX) at NAV
Average Annual Return, Percent	[65]	(2.70%)				7.47%		10.40%
Without Sales Load [Member] | C000199120 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Mid Cap Core Fund (Class I/VKSIX) at NAV
Average Annual Return, Percent	[66]	(2.81%)				7.39%		10.32%
Without Sales Load [Member] | C000199119 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Mid Cap Core Fund (Class C/VKSCX) at NAVand with CDSC
Average Annual Return, Percent	[67],[68]	(3.81%)				6.30%		9.20%
Without Sales Load [Member] | C000199118 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Mid Cap Core Fund (Class A/VKSAX) at NAV
Average Annual Return, Percent	[69]	(3.05%)				7.11%		10.03%
Without Sales Load [Member] | C000209770 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus SGA Global Growth Fund (Class A/SGAAX) at NAV
Average Annual Return, Percent	[70]	2.36%				5.04%					11.22%
Without Sales Load [Member] | C000209771 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus SGA Global Growth Fund (Class C/SGACX) at NAVwith CDSC
Average Annual Return, Percent	[71],[72]	1.60%				4.26%					10.38%
Without Sales Load [Member] | C000209768 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus SGA Global Growth Fund (Class I/SGAPX) at NAV
Average Annual Return, Percent	[73]	2.60%				5.30%					11.39%
Without Sales Load [Member] | C000209769 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus SGA Global Growth Fund (Class R6/SGARX) at NAV
Average Annual Return, Percent	[74]	2.68%				5.48%					11.68%
Without Sales Load [Member] | C000223338 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Mid Cap Growth Fund (Class R6/VRKSX) at NAV
Average Annual Return, Percent	[75]	(0.71%)		2.21%
Without Sales Load [Member] | C000223337 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Mid Cap Growth Fund (Class I/VIKSX) at NAV
Average Annual Return, Percent	[76]	(0.81%)		2.15%
Without Sales Load [Member] | C000223336 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Mid Cap Growth Fund (Class C/VCKSX) at NAVand with CDSC
Average Annual Return, Percent	[77],[78]	(1.77%)		1.14%
Without Sales Load [Member] | C000223339 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Mid Cap Growth Fund (Class A/VAKSX) at NAV
Average Annual Return, Percent	[79]	(1.09%)		1.88%
Without Sales Load [Member] | C000229070 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Mid Cap Value Fund (Class A/VKSDX) at NAV
Average Annual Return, Percent	[80]	(2.59%)	0.92%
Without Sales Load [Member] | C000229071 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Mid Cap Value Fund (Class C/VKSEX) at NAVand with CDSC
Average Annual Return, Percent	[81],[82]	(3.45%)	0.14%
Without Sales Load [Member] | C000229072 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Mid Cap Value Fund (Class I/VKSFX) at NAV
Average Annual Return, Percent	[83]	(2.51%)	1.15%
Without Sales Load [Member] | C000229069 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus KAR Small-Mid Cap Value Fund (Class R6/VKSGX) at NAV
Average Annual Return, Percent	[84]	(2.37%)	1.25%
FT Wilshire 5000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Wilshire 5000 Index
Average Annual Return, Percent		17.46%	11.11%	13.80%		15.96%		13.93%	13.32%	15.51%	14.89%
MSCI All Country World Index net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (net)
Average Annual Return, Percent		17.27%			13.09%	13.54%	13.21%				11.91%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.88%			(0.40%)	(0.45%)	1.84%				1.84%
Russell 2500TM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500™ Index
Average Annual Return, Percent		10.16%				12.09%		8.68%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Growth Index
Average Annual Return, Percent		13.56%				8.41%			7.45%		9.91%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
Average Annual Return, Percent		10.76%				11.56%					9.77%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Average Annual Return, Percent		25.53%			17.20%	17.58%	21.23%		17.79%		18.83%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Average Annual Return, Percent		9.44%				13.88%			9.88%		10.72%
MSCI USA High Dividend Yield Index net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI USA High Dividend Yield Index (net)
Average Annual Return, Percent		4.98%				10.13%			7.00%		9.90%
Tactical Allocation Fund Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Tactical Allocation Fund Linked Benchmark
Average Annual Return, Percent		15.17%			9.04%	9.25%	11.73%				10.59%
MSCI All Country World ex USA Small Mid Cap Index net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex USA Small Mid Cap Index (net)
Average Annual Return, Percent		17.23%			9.18%	9.67%	8.55%				8.03%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Growth Index
Average Annual Return, Percent		22.02%				11.26%			11.90%		13.37%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Value Index
Average Annual Return, Percent		7.88%				14.59%				9.01%	9.23%
Russell Midcap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Index
Average Annual Return, Percent		11.11%				12.66%			9.65%		11.39%
MSCI All Country World Growth Index net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Growth Index (net)
Average Annual Return, Percent		22.21%				13.25%					14.34%
Russell 2500TM Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500™ Growth Index
Average Annual Return, Percent		12.62%		3.95%
Russell 2500TM Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500™ Value Index
Average Annual Return, Percent		9.00%	6.32%

[1]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[2]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[3]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[4]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[5]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[6]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[7]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[8]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[9]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[10]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[11]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[12]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[13]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[14]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[15]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[16]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[17]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[18]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[19]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[20]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[21]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[22]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[23]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[24]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[25]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[26]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[27]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[28]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[29]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[30]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[31]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[32]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[33]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[34]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[35]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[36]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[37]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[38]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[39]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[40]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[41]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[42]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[43]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[44]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[45]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[46]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[47]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[48]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[49]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[50]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[51]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[52]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[53]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[54]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[55]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[56]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[57]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[58]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[59]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[60]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[61]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[62]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[63]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[64]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[65]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[66]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[67]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[68]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[69]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[70]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[71]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[72]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[73]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[74]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[75]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[76]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[77]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[78]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[79]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[80]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[81]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[82]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[83]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[84]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.